Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments Narrative (Detail) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Nov. 08, 2010 Teuto [Member]	Dec. 31, 2009 ViiV [Member]	Dec. 31, 2009 ViiV [Member]	Aug. 01, 2011 Capsugel [Member]	Dec. 31, 2011 Parent Company [Member] ViiV [Member]	Dec. 31, 2011 GlaxoSmithKline Plc [Member] ViiV [Member]	Dec. 31, 2009 Wyeth [Member]	Dec. 31, 2009 Wyeth [Member]	Oct. 15, 2009 Wyeth [Member]		Dec. 31, 2009 Wyeth [Member] Pro Forma Consolidated Results [Member]	Dec. 31, 2011 King [Member]	Feb. 28, 2011 King [Member]	Jan. 31, 2011 King [Member]		Dec. 31, 2011 King [Member] Pro Forma Consolidated Results [Member]	Dec. 31, 2010 King [Member] Pro Forma Consolidated Results [Member]	Nov. 30, 2011 Excaliard [Member]	Sep. 20, 2011 Icagen [Member]	Dec. 31, 2011 FoldRx [Member]	Oct. 06, 2010 FoldRx [Member]
Significant Acquisitions, Discontinued Operations, Collaborative Arrangements and Equity Method Investments [Line Items]
Acquisition Purchase Price														$ 68,236,000,000									$ 174,000,000			$ 400,000,000
Acquisition purchase price paid																			3,300,000,000				86,000,000			200,000,000
Cash consideration per common share														$ 33.00
Contingent consideration, estimated acquisition date fair value																							88,000,000			200,000,000
Exchange ratio														0.985
Business combination contingent consideration arrangements fair value																							230,000,000		85,000,000	455,000,000
Merger consideration - price per share														$ 17.40	[1],[2]
Identifiable intangible assets-in process research and development acquired														13,822,000,000					303,000,000	[3]			257,000,000	19,000,000		500,000,000
Total merger consideration, per share														$ 50.40
Goodwill Acquired	45,067,000,000	43,928,000,000	[4]	42,357,000,000	[4]									22,117,000,000	[5]				765,000,000	[3],[6]						60,000,000
Gross contractual amount receivable														4,200,000,000					200,000,000
Gross contractual amount receivable, estimated uncollectible														140,000,000
Liabilities for environmental matters														570,000,000
Liabilities for legal contingencies														1,300,000,000
Additional adjustments for legal matters														260,000,000
Net liabilities for income taxes														23,700,000,000
Uncertain tax positions														1,800,000,000
Accrued interest, included taxes from acquisition														300,000,000
Additional adjustments for tax impact of fair value adjustments														14,400,000,000
Additional adjustments intended to be resolved in manner different from what was planned or intended														10,500,000,000
Elimination of intangible asset amortization																88,000,000					6,000,000	116,000,000
Additional amortization of intangible assets																2,400,000,000					15,000,000	190,000,000
Additional depreciation expense																200,000,000					3,000,000	35,000,000
Additional interest expense																316,000,000
Interest income reduction																320,000,000
Reduction interest expense																129,000,000
Purchase accounting adjustment for estimated sales of acquisition-date inventory at fair value																904,000,000					(160,000,000)	160,000,000
Adjustment for acquisition-related costs																834,000,000					(224,000,000)	224,000,000
Effective income tax rate for incremental debt													38.30%
Effective income tax rate on elimination of acquisition costs													28.40%
Acquisition purchase price per share																		$ 14.25	$ 14.25
Ownership of outstanding shares																			92.50%					70.00%
Payments to acquire businesses, net of cash acquired	3,282,000,000	273,000,000		43,123,000,000													3,200,000,000
Total consideration transferred														68,236,000,000			3,555,000,000		3,555,000,000	[3]
Revenues												3,303,000,000 [7]					1,300,000,000
Sale price for discontinued operation									2,400,000,000
Payment in milestones to a collaboration partner	61,000,000
Equity stake acquired, ownership percent						40.00%				15.00%	85.00%
Equity stake acquired, amount invested						230,000,000
Equity interest in ViiV, Varying, minimum										9.00%	69.50%
Performance-based milestone payment						200,000,000
Equity interest in ViiV, Varying, maximum										30.50%	91.00%
Option to acquire remaining ownership percent						60.00%
Recognized a gain in connection with the formation of ViiV Healthcare Limited				482,000,000	[8]		482,000,000
Pfizer's share of gain with formation								$ 72,000,000
Discount rate							11.00%
Investment Not Readily Marketable Terminal Year Growth Rate							3.00%

[1]	The fair value of Pfizer's common stock used in the conversion calculation represents the closing market price of Pfizer's common stock on the acquisition date.
[2]	Approximately 1.3 billion shares of Pfizer common stock, previously held as Pfizer treasury stock, were issued to former Wyeth shareholders. The excess of the average cost of Pfizer treasury stock issued over the fair value of the stock portion of the consideration transferred to acquire Wyeth was recorded as a reduction to Retained earnings.
[3]	Measurement period adjustments were not significant and did not have a significant impact on our earnings, balance sheets or cash flows in any interim period in 2011 and, therefore, we did not retrospectively adjust our interim financial statements.
[4]	Beginning in the first quarter of 2011, our Company is managed through five operating segments, as shown in the table above (see also Note 18. Segment, Product and Geographic Area Information for further discussion about the change in management approach). As part of the change, we have retrospectively presented goodwill according to the new operating segment structure.
[5]	Goodwill recognized as of the acquisition date totaled $19.3 billion for our three biopharmaceutical operating segments and $2.8 billion for our Animal Health and Consumer Healthcare and our Nutrition operating segments. (Since the acquisition of Wyeth, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)
[6]	Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health and Consumer Healthcare operating segment. (Since the acquisition of King, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)
[7]	The results of Wyeth are included from the acquisition date of October 15, 2009.
[8]	Represents a gain related to ViiV, an equity method investment, which is focused solely on research, development and commercialization of HIV medicines (see Note 2F. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Equity-Method Investments).